September 14, 2020

Via EDGAR filing

Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Collaborative Investment Series Trust, File Nos. 333-221072 and 811-23306

Dear Ladies and Gentlemen:

On behalf of Collaborative Investment Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 61 (the “Amendment”) to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose for this filing is to make changes to the principal investment strategy for the Mercator International Opportunity Fund.

If you have any questions, please contact the undersigned at (614)-469-3294 or Andrew Davalla at (614) 469-3353.

Very truly yours,

/s/ Brian Doyle-Wenger
Brian Doyle-Wenger

THOMPSON HINE llp	41 South High Street	www.ThompsonHine.com
Attorneys at Law	Suite 1700	Phone 614.469.3200
	Columbus, Ohio 43215-6101	Fax 614.469.3361